FINANCIAL RISK MANAGEMENT - Significant customer (Details) - Foreign exchange risk ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		$ 82		$ (43)
Yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ (4,648)		¥ (5,406)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		473		261
Financial asset | Yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ 8		7
Financial liability | USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		$ (391)		$ (304)
Financial liability | Yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ (4,656)		¥ (5,413)